Share Capital - Summary of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	591,609	240,075
Number of Stock Options, Granted	372,866	394,830
Number of Stock Options, Expired/Forfeited	(38,693)	(43,296)
Number of Stock Options, Balance Ending	925,782	591,609
Weighted-average Exercise Price, Balance Beginning	$ 21.30	$ 33.00
Weighted-average Exercise Price, Granted	11.97	15.60
Weighted-average Exercise Price, Expired/Forfeited	24.90	34.80
Weighted-average Exercise Price, Balance Ending	$ 17.32	$ 21.30